UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma ASA
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

/s/Tonje Vegarud               Oslo, Norway               May 5, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         29

Form 13F Information Table Value Total:      $448,853 (thousands)

List of Other Included Managers:  None


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Column 1                     Column 2     Column 3   Column 4           Column 5      Column 6   Column 7         Column 8

                                                                Shares or
                             Title of                  Value    Principal  SH/  PUT/  Investment    Other        Voting Authority
Name of Issuer                Class         Cusip    (x$1,000)    Amount   PRN  CALL  Discretion  Managers     Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                COM         532457108    42,081   1,196,507  SH            SOLE       NONE    1,196,507
ABBOTT LABS                   COM         002824100    41,784     851,859  SH            SOLE       NONE      851,859
BRISTOL MYERS SQUIBB CO       COM         110122108    33,293   1,259,681  SH            SOLE       NONE    1,259,681
ONYX PHARMACEUTICALS INC      COM         683399109    27,704     787,500  SH            SOLE       NONE      787,500
ST JUDE MED INC               COM         790849103    23,770     463,721  SH            SOLE       NONE      463,721
FOREST LABS INC               COM         345838106    22,416     694,000  SH            SOLE       NONE      694,000
MEDTRONIC INC                 COM         585055106    22,100     561,620  SH            SOLE       NONE      561,620
QUEST DIAGNOSTICS INC         COM         74834L100    22,061     382,200  SH            SOLE       NONE      382,200
CARDINAL HEALTH INC           COM         14149Y108    20,544     499,500  SH            SOLE       NONE      499,500
WATSON PHARMACEUTICALS INC    COM         942683103    20,123     359,280  SH            SOLE       NONE      359,280
CVS CAREMARK CORPORATION      COM         126650100    20,017     583,250  SH            SOLE       NONE      583,250
LIFE TECHNOLOGIES CORP        COM         53217V109    17,888     341,250  SH            SOLE       NONE      341,250
WELLPOINT INC                 COM         94973V107    17,329     248,300  SH            SOLE       NONE      248,300
BARD C R INC                  COM         067383109    13,840     139,365  SH            SOLE       NONE      139,365
MERCK & CO INC NEW            COM         58933Y105    12,983     393,300  SH            SOLE       NONE      393,300
THERMO FISHER SCIENTIFIC INC  COM         883556102    12,832     231,000  SH            SOLE       NONE      231,000
ZIMMER HLDGS INC              COM         98956P102    11,319     187,000  SH            SOLE       NONE      187,000
COMMUNITY HEALTH SYS INC NEW  COM         203668108     9,958     249,000  SH            SOLE       NONE      249,000
MEDCO HEALTH SOLUTIONS INC    COM         58405U102     8,621     153,500  SH            SOLE       NONE      153,500
CUBIST PHARMACEUTICALS INC    COM         229678107     8,493     336,500  SH            SOLE       NONE      336,500
HOLOGIC INC                   COM         436440101     7,888     355,300  SH            SOLE       NONE      355,300
BIOGEN IDEC INC               COM         09062X103     6,701      91,300  SH            SOLE       NONE       91,300
THORATEC CORP                 COM NEW     885175307     4,639     178,900  SH            SOLE       NONE      178,900
MOMENTA PHARMACEUTICALS INC   COM         60877T100     4,413     278,400  SH            SOLE       NONE      278,400
BOSTON SCIENTIFIC CORP        COM         101137107     4,314     600,000  SH            SOLE       NONE      600,000
TELEFLEX INC                  COM         879369106     4,117      71,000  SH            SOLE       NONE       71,000
VIROPHARMA INC                COM         928241108     3,293     165,500  SH            SOLE       NONE      165,500
PSS WORLD MED INC             COM         69366A100     2,851     105,000  SH            SOLE       NONE      105,000
WUXI PHARMATECH CAYMAN INC    SPONS
                              ADR SHS     929352102     1,481      95,791  SH            SOLE       NONE       95,791

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